UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Management LLC

Address:  375 Park Avenue
          New York, NY 10152


13F File Number: 028-12252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Donahue, Jr.
Title:    Manager
Phone:    (212) 418-1700


Signature, Place and Date of Signing:


/s/ Robert M. Donahue, Jr.         New York, NY              November 14, 2007
--------------------------         -------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            22

Form 13F Information Table Value Total:      $417,627
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1.        028-12254                     Quadrangle Equity Investors Ltd

2.        028-12486                     Quadrangle Equity Investors LP


                                                     FORM 13F INFORMATION TABLE


ITEM 1:                       ITEM 2:          ITEM 3:     ITEM 4:       ITEM 5:          ITEM 6:     ITEM 7:      ITEM 8:

                                                           MARKET
                              TITLE OF         CUSIP       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS            NUMBER      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE      SHARED  NONE
--------------                -----            ------      -------   -------   --- ----   ----------  -----   ----      ------  ----
BAIDU COM INC                 SPON ADR REP A   056752108   18,827       65,000 SH         SOLE        0         65,000
CENTRAL EUROPEAN MEDIA ENTRP  CL A NEW         G20045202   14,674      160,000 SH         SOLE        0        160,000
CHARTER COMMUNICATIONS INC D  CL A             16117M107    7,740    3,000,000 SH         SOLE        0      3,000,000
CLEARWIRE CORP                CL A             185385309    6,308      258,100 SH         SOLE        0        258,100
CNET NETWORKS INC             COM              12613R104    3,353      450,000 SH         SOLE        0        450,000
COMCAST CORP NEW              CL A             20030N101   30,588    1,265,000 SH         SOLE        0      1,265,000
COMMERCE BANCORP INC NJ       COM              200519106   15,512      400,000 SH         SOLE        0        400,000
DISCOVERY HOLDING CO          CL A COM         25468Y107   34,620    1,200,000 SH         SOLE        0      1,200,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109   27,560      475,000 SH         SOLE        0        475,000
GOOGLE INC                    CL A             38259P508   38,291       67,500 SH         SOLE        0         67,500
INTEL CORP                    COM              458140100   16,990      657,000 SH         SOLE        0        657,000
LIBERTY GLOBAL INC            COM SER B        530555200    2,564       63,800 SH         SOLE        0         63,800
LIBERTY GLOBAL INC            COM SER C        530555309   20,876      540,000 SH         SOLE        0        540,000
LIBERTY MEDIA HLDG CORP       CAP COM SER A    53071M302   38,697      310,000 SH         SOLE        0        310,000
MDC PARTNERS INC              CL A SUB VTG     552697104    7,613      701,000 SH         SOLE        0        701,000
MELCO PBL ENTMNT LTD          ADR              585464100    8,250      500,000 SH         SOLE        0        500,000
MONSTER WORLDWIDE INC         COM              611742107   37,466    1,100,000 SH         SOLE        0      1,100,000
NII HLDGS INC                 CL B NEW         62913F201   15,855      193,000 SH         SOLE        0        193,000
OVERSTOCK COM INC DEL         COM              690370101    4,781      166,000 SH         SOLE        0        166,000
RADIO ONE INC                 CL D NON VTG     75040P405    9,500    2,547,000 SH         SOLE        0      2,547,000
SPRINT NEXTEL CORP            COM FON          852061100   34,200    1,800,000 SH         SOLE        0      1,800,000
TIME WARNER TELECOM INC       CL A             887319101   23,362    1,063,342 SH         SOLE        0      1,063,342




SK 23147 0001 820752